U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                            FORM 24F-2
                  Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2




1.    Name and address of issuer:

            Mutual Fund Trust
            101 Park Avenue
            New York, New York  10178


2.    Name of each series or class of funds for which this notice is filed:

            Vista Federal Money Market Fund
            Vista Treasury Plus Money Market Fund
            Vista 100% U.S. Treasury Securities Money Market Fund
            Vista U.S. Government Money Market Fund
            Vista Cash Management Fund
            Vista Prime Money Market Fund
            Vista Tax Free Money Market Fund
            Vista New York Tax Free Money Market Fund
            Vista California Tax Free Money Market Fund
            Vista Tax Free Income Fund
            Vista New York Tax Free Income Fund
            Vista California Intermediate Tax Free Income Fund


3.    Investment Company Act File Number:       811-8358

      Securities Act File Number:               33-75250



4.     Last day of fiscal year for which this notice is filed:

                                           August 31, 1996


5.     Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's

24f-2 declaration:

      NOT APPLICABLE                               [  ]
6.     Date of termination of issuer's declaration under rule 24f-2(a)(1),

if applicable  (see 	instruction A.6):

     NOT APPLICABLE

7.     Number and amount of  securities of the  same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     NONE



8.    Number and amount of securities registered during the fiscal year other

than 	pursuant to rule 24f-2:

     NONE



9.   Number and aggregate sale price of securities sold during the fiscal year:


     Number of securities sold during the fiscal year:

                                                         67,882,119,544

     Aggregate sale price of securities sold during the fiscal year:

                                                         67,972,244,987



10.	Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


      Number of securities sold during the fiscal year:

                                                         67,882,119,544

      Aggregate sale price of securities sold during the fiscal year:

                                                         67,972,244,987



11.   Number  and  aggregate  sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable

(see Instruction  B.7):


	Number of DRIP securities sold during the fiscal year:

                                                          212,859,454

Aggregate sale price of DRIP securities sold during the fiscal year:

                                                          220,393,437

12.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):

                                                        67,972,244,987

	(ii) Aggregate  price  of  shares  issued  in  connection   with
	    dividend reinvestment plans, (from item 11, if applicable):

                                              +            220,393,437

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                               -        60,305,437,071

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
            to rule 24e-2 (if applicable):     +	        0

       (v)  Net  aggregate  price of  securities sold and issued during the  fiscal  year in  reliance  on  rule 24e-2 [line (I)
           plus line(ii), less line (iii), plus line (iv)(if   applicable):

                                                        7,887,201,353

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act
	     of   1933  or  other  applicable  law  or  regulation (see
	     Instruction  C.6):                         x     1 / 3300

     (vii)  Fee due  [line (I) or line (v) multiplied by line (vi)]:

                                                        $2,390,061.02



13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                                [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                   October 22, 1996



SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By  (Signature and Title)

/s/ Martin R. Dean
-----------------------------
 Martin R. Dean,    Treasurer
                                                  October 23, 1996
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